Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases of Lessee Disclosure
(9)	Leases
The Company leases its office facilities, data centers, and warehouses in Palo Alto, California; Mountain View, California; Pittsburgh, Pennsylvania; Bozeman, Montana; Coppell, Texas; Wixom, Michigan; Seattle, Washington; and Ashburn, Virginia, under non cancelable operating lease agreements that expire between 2021 through 2035. One acquired lease in Pittsburgh has renewal options the Company is reasonably certain to exercise which result in a lease term to 2042.
As of June 30, 2021, the Company’s operating leases had a weighted average remaining lease term of 10.3 years and a weighted average discount rate of 6.39%. Future minimum payments under non-cancelable
operating leases (with initial or remaining lease terms in excess of one year) and other contractual commitments as of June 30, 2021 were as follows:

Operating leases
Year ending December 31,
2021	$10,599
2022	21,867
2023	20,194
2024	19,648
2025	17,888
Thereafter	76,779

Total	$166,975

Rent expense under operating leases was $12,012 in the six months ended June 30, 2021. Rent expense was $5,896 in the six months ended June 30, 2020.
In March 2021, the Company remeasured the right of use asset for the Mountain View headquarters which included reclassifying $16,998 from other current assets related to variable payments to construct landlord owned assets. These payments were treated as variable payments as the total amount to be paid for these assets was unknown at the lease commencement date. As the project was completed in March 2021 and the total amounts to be paid by the Company were known, the right of use asset was remeasured and the adjustment was recorded during the period ended March 31, 2021.

(9)	Leases
The Company leases its office facilities in Palo Alto, California; Mountain View, California; San Francisco, California; Pittsburgh, Pennsylvania; Bozeman, Montana; and Coppell, Texas, under non cancelable operating lease agreements that expire between 2021 through 2030.
As of December 31, 2020, the Company’s operating leases had a weighted average remaining lease term of 9.2 years and a weighted average discount rate of 6.85%. One of the Company’s leases contained an early termination agreement that allowed the Company to early terminate the lease by providing to the landlord a cancellation notice and termination fee. The Company elected to exercise the early termination option in 2020 and included the termination fee in the calculation of the lease’s ROU asset and lease liability.
Future minimum payments under non cancelable operating leases (with initial or remaining lease terms in excess of one year) and other contractual commitments as of December 31, 2020 were as follows:

Operating leases

Year ending December 31,
2021	$14,019
2022	15,120
2023	14,611
2024	14,425
2025	14,585
Thereafter	68,148

Total	$140,908

Rent expense under operating leases was $14,109 and $4,487, respectively, in 2020 and 2019.
As of December 31, 2020, the Company recorded $15,312 in other current assets related to variable payments to construct landlord owned assets. These payments are treated as variable payments as the total amount to be paid for these assets was unknown at the lease commencement date and are expected to be known once the project is completed in 2021.